Acquisition of Business (Tables)	12 Months Ended
Dec. 31, 2017
Acquisition of Business [Abstract]
Summary of purchase price allocation
January 01,
Allocation:	2016
Tangible assets:
Fixed assets	$80

Intangible assets:
Software	111
Customer relationships	141
Goodwill	554
$886